Supplement dated September 4, 2026,

to the Updating Summary Prospectus and Prospectus dated May 1, 2026,

for the Protective Dimensions Variable Annuity (issued before December 3, 2012), Protective Dimensions
Variable Annuity (issued on or after December 3, 2012), Protective Dimensions IV Variable Annuity,
Protective Variable Annuity B, C, & L Series (issued before July 15, 2013), Protective Variable Annuity B, C,
& L Series (issued on or after July 15, 2013), Protective Variable Annuity Investors Series,

and Protective Variable Annuity II B Series contracts

issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

Supplement dated September 4, 2026,

to the Updating Summary Prospectus and Prospectus dated May 1, 2026,

for the Protective Variable Annuity NY II B Series contracts issued by Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

Supplement dated September 4, 2026,

to the Updating Summary Prospectus and Prospectus dated April 29, 2026,

for the Schwab Genesis Variable Annuity™ NY and

Schwab Genesis Advisory Variable Annuity™ NY contracts

issued by Protective Life and Annuity Insurance Company

PLAIC Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The Sub-Adviser Research Affiliates LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus for the PIMCO VIT All Asset Portfolio is hereby deleted and replaced with Syzygy Asset Management.

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at

1-800-456-6330. Please keep this Supplement for future reference.